Average Annual Total Returns		12 Months Ended	15 Months Ended	34 Months Ended	46 Months Ended	51 Months Ended	60 Months Ended	73 Months Ended	95 Months Ended	101 Months Ended	120 Months Ended
	Oct. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		17.37%		22.41%		12.36%	13.59%		14.33%		14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		18.70%					15.35%				18.14%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		17.88%					14.42%				14.82%
Russell 2000® Growth Index (reflects no deductions for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Growth Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		13.01%					3.18%				9.57%
Russell 2000 Value® Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		12.59%					8.88%				9.27%
Russell 2000 Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		12.81%				4.29%
Russell 1000® Value Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		15.91%		14.15%			11.33%		9.77%
MSCI All Country World Index (ACWI)(reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		22.34%					11.19%				11.72%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		32.39%			9.91%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		7.30%					(0.36%)			1.72%	2.01%
Bloomberg Intermediate US Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		7.45%					0.68%				2.06%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index(reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		4.25%					0.80%	1.58%			2.34%
Bloomberg Municipal 1-15 Year Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal 1-15 Year Index(reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		5.18%					1.16%	1.79%			2.27%
Bloomberg Mortgage Backed Securities Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Mortgage Backed Securities Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		8.58%					0.15%				1.59%
MSCI Europe Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Europe Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		35.41%					10.30%				8.52%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index(reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		33.57%					4.20%				8.42%
TOPIX Net Total Return Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	TOPIX Net Total Return Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent		25.32%	15.84%
Brown Advisory Growth Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		1.66%					4.65%				11.98%
Brown Advisory Growth Equity Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		(9.73%)					(1.52%)				7.67%
Brown Advisory Growth Equity Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.83%					3.34%				9.40%
Brown Advisory Growth Equity Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		1.41%					4.38%				11.70%
Brown Advisory Growth Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		1.82%					4.81%				12.14%
Brown Advisory Flexible Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	– Return Before Taxes
Average Annual Return, Percent		9.75%					12.49%				14.38%
Brown Advisory Flexible Equity Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	– Return After Taxes on Distributions
Average Annual Return, Percent		8.30%					11.42%				13.50%
Brown Advisory Flexible Equity Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	– Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.79%					9.82%				11.92%
Brown Advisory Flexible Equity Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	– Return Before Taxes
Average Annual Return, Percent		9.46%					12.20%				14.09%
Brown Advisory Flexible Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	– Return Before Taxes
Average Annual Return, Percent		9.90%					12.65%				14.55%
Brown Advisory Sustainable Growth Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		3.46%					9.13%				15.12%
Brown Advisory Sustainable Growth Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		(1.42%)					7.73%				14.19%
Brown Advisory Sustainable Growth Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.48%					7.20%				12.73%
Brown Advisory Sustainable Growth Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		3.20%					8.85%				14.83%
Brown Advisory Sustainable Growth Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		3.63%					9.29%				15.29%
Brown Advisory Small‑Cap Growth Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		2.38%					0.55%				8.27%
Brown Advisory Small‑Cap Growth Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		(1.61%)					(1.44%)				6.85%
Brown Advisory Small‑Cap Growth Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.27%					0.38%				6.60%
Brown Advisory Small‑Cap Growth Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		2.13%					0.31%				8.00%
Brown Advisory Small‑Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		2.54%					0.71%				8.44%
Brown Advisory Small‑Cap Fundamental Value Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		5.73%					10.42%				8.57%
Brown Advisory Small‑Cap Fundamental Value Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		2.77%					8.40%				6.99%
Brown Advisory Small‑Cap Fundamental Value Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.57%					8.13%				6.72%
Brown Advisory Small‑Cap Fundamental Value Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		5.45%					10.14%				8.29%
Brown Advisory Small‑Cap Fundamental Value Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		5.87%					10.59%				8.73%
Brown Advisory Sustainable Value Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		15.81%		15.93%
Performance Inception Date	Sep. 30, 2021
Brown Advisory Sustainable Small-Cap Core Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		9.45%				2.73%
Performance Inception Date	Sep. 30, 2021
Brown Advisory Sustainable Small-Cap Core Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		8.23%				2.40%
Brown Advisory Sustainable Small-Cap Core Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.24%				2.06%
Brown Advisory Sustainable Small-Cap Core Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		9.59%				2.90%
Brown Advisory Sustainable Value Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		15.69%		15.72%
Performance Inception Date	Feb. 28, 2023
Brown Advisory Sustainable Value Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		15.12%		15.20%
Brown Advisory Sustainable Value Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.66%		12.26%
Brown Advisory Global Leaders Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		14.95%					9.13%				12.37%
Performance Inception Date	Jul. 01, 2015
Brown Advisory Global Leaders Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		13.48%					8.72%				12.14%
Brown Advisory Global Leaders Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.88%					7.19%				10.35%
Brown Advisory Global Leaders Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		15.18%					9.30%				12.55%
Performance Inception Date	Oct. 31, 2018
Brown Advisory Sustainable International Leaders Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		15.41%			5.71%
Performance Inception Date	Feb. 28, 2022
Brown Advisory Sustainable International Leaders Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		15.28%			5.54%
Performance Inception Date	Feb. 28, 2022
Brown Advisory Sustainable International Leaders Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		14.36%			5.31%
Brown Advisory Sustainable International Leaders Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.77%			4.39%
Brown Advisory Intermediate Income Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		7.03%					0.38%				1.90%
Brown Advisory Intermediate Income Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		5.38%					(0.75%)				0.87%
Brown Advisory Intermediate Income Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.13%					(0.19%)				1.01%
Brown Advisory Intermediate Income Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		6.72%					0.10%				1.62%
Brown Advisory Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		6.84%					(0.79%)			1.53%
Performance Inception Date	Aug. 07, 2017
Brown Advisory Sustainable Bond Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		4.95%					(2.12%)			0.20%
Brown Advisory Sustainable Bond Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.02%					(1.14%)			0.64%
Brown Advisory Sustainable Bond Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		6.89%					(0.74%)			1.58%
Performance Inception Date	Jul. 02, 2018
Brown Advisory Maryland Bond Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		4.72%					1.12%				1.97%
Brown Advisory Maryland Bond Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		4.70%					1.09%				1.94%
Brown Advisory Maryland Bond Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.26%					1.49%				2.11%
Brown Advisory Tax-Exempt Bond Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		5.48%					1.63%				2.66%
Performance Inception Date	Jun. 29, 2012
Brown Advisory Tax-Exempt Bond Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		5.40%					1.53%				2.59%
Brown Advisory Tax-Exempt Bond Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.76%					1.93%				2.72%
Brown Advisory Tax-Exempt Bond Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		5.53%					1.70%				2.70%
Performance Inception Date	Jul. 02, 2018
Brown Advisory Tax-Exempt Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		4.56%					0.98%	1.18%
Performance Inception Date	Dec. 02, 2019
Brown Advisory Tax-Exempt Sustainable Bond Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		4.42%					0.82%	1.04%
Brown Advisory Tax-Exempt Sustainable Bond Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.04%					1.26%	1.37%
Brown Advisory Mortgage Securities Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		7.98%					0.33%				1.81%
Brown Advisory Mortgage Securities Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		6.03%					(0.93%)				0.71%
Brown Advisory Mortgage Securities Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.69%					(0.30%)				0.90%
Brown Advisory Mortgage Securities Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		8.06%					0.36%				1.85%
Brown Advisory WMC Strategic European Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		47.19%					14.46%				11.30%
Brown Advisory WMC Strategic European Equity Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		44.53%					13.21%				10.14%
Brown Advisory WMC Strategic European Equity Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		29.56%					11.42%				9.08%
Brown Advisory - WMC Strategic European Equity Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		46.85%					14.17%				11.02%
Brown Advisory WMC Strategic European Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		47.43%					14.64%				11.47%
Brown Advisory Emerging Markets Select Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		30.82%					6.10%				7.45%
Brown Advisory Emerging Markets Select Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		30.44%					5.89%				7.32%
Brown Advisory Emerging Markets Select Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.71%					4.83%				6.19%
Brown Advisory Emerging Markets Select Fund Advisor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		30.48%					5.84%				7.18%
Brown Advisory Emerging Markets Select Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		30.96%					6.24%				7.62%
Brown Advisory Beutel Goodman Large-Cap Value Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		5.27%					9.07%		9.62%
Performance Inception Date	Feb. 13, 2018
Brown Advisory Beutel Goodman Large-Cap Value Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		3.66%					7.51%		8.36%
Brown Advisory Beutel Goodman Large-Cap Value Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.15%					6.89%		7.51%
Brown Advisory Beutel Goodman Large-Cap Value Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		5.19%					8.92%		9.46%
Brown Advisory Beutel Goodman Large-Cap Value Fund Advisor Shares
Prospectus [Line Items]
Performance Inception Date	Jun. 30, 2021
Brown Advisory WMC Japan Equity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		28.69%	15.63%
Performance Inception Date	Sep. 30, 2024
Brown Advisory WMC Japan Equity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return Before Taxes
Average Annual Return, Percent		28.42%	15.44%
Performance Inception Date	Sep. 30, 2024
Brown Advisory WMC Japan Equity Fund Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions
Average Annual Return, Percent		26.83%	14.29%
Brown Advisory WMC Japan Equity Fund Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	–Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		17.18%	11.48%